Income tax expense	12 Months Ended
Jun. 30, 2023
Income tax expense
Income tax expense

12.    Income tax expense

Income taxes are comprised of current income taxes and deferred taxes and consists of the following:

(in € thousands)	2021	2022	2023
Total current tax income / (expense)	(14,355)	(15,221)	(3,501)
Thereof prior year adjustments	(741)	141	(476)
Thereof other current income tax effects for the period	(13,614)	(15,362)	(3,025)
Total deferred tax income / (expense)	(1,179)	3,487	(3,095)
Thereof effects from origination and reversal of temporary balance sheet differences	2,553	98	1,101
Thereof prior year adjustments	896	153	(31)
Thereof effects from (non-) recognition of deferred tax assets on tax loss and interest carryforwards	(4,628)	3,236	(4,166)
Total income tax expense	(15,534)	(11,734)	(6,597)

During fiscal year 2023, Mytheresa Group’s primary statutory tax rate for current income taxes was 27.74% (2022: 27.52% and 2021: 27.52%), consisting of the German corporate tax rate of 15%, a 5.5% solidarity surcharge on the German corporate tax rate, and a trade tax rate of 11.92%, being the statutory income tax rate of the German income tax group parent,  MYT Netherlands Parent B.V., located in Aschheim, Germany which changed due to the change in composition of the weighted average trade tax in 2023. The primary deferred tax rate for German entities in 2023 was 27.45% (2022: 27.45%). For non-German companies, the current and deferred taxes at period-end were calculated using a range of applicable income tax rates between 2.5% to 29.4%. (2022: 21% to 25%).

The table below reconciles the expected income tax expense amount, based on Mytheresa Group’s expected tax rate (2023: 27.74%, 2022: 27.52%, 2021: 27.52%) to the actual income tax expense amounts for fiscal 2021, fiscal 2022 as well as fiscal 2023.

	Year ended June 30,
(in € thousands)	2021	2022	2023
Income (loss) before tax	(17,070)	3,836	(8,523)
Tax (expense) income based on expected group tax rate	4,697	(1,056)	2,364
Tax effects of:
Non-recognition of interest expenses due to interest cap	—	—	—
Utilization of interest expense carryforwards and recognition of related deferred tax assets	4,118	—	—
Non-deductible expenses (for local taxes)	(727)	(144)	(92)
Other non-deductible expenses	(19,412)	(14,229)	(8,693)
Tax free income	—	40	239
Tax rate difference between group and local tax rates and changes in tax rates	(420)	(194)	62
Prior year adjustments	155	295	(507)
(Non-) recognition on deferred tax assets on tax loss carryforwards, utilization of tax losses and tax credits without recognition of deferred tax assets	(4,064)	3,500	42
Others	120	53	(12)
Income tax expense	(15,534)	(11,734)	(6,597)
Effective total income tax rate (%)	91.0%	305.9%	77.4%

The material drivers leading to the difference between expected income tax expense and income tax expense are as follows: